Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Summary of Allocated Costs from Parent

A summary of allocated costs to QHC from CHS follows (in thousands):

	Year Ended December 31,
	2016	2015	2014

Insurance costs	$44,246	$134,290	$121,202
Management fees from Parent	11,792	36,466	36,902
All other allocated costs	25,021	72,262	69,867
Total related party operating costs and expenses	$81,059	$243,018	$227,971